DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	$ (1,112)	$ (2,195)
Fixed rate financial liabilities (exchangeable note)	(92,955)	(92,232)	$ (91,514)
Fixed rate financial liabilities (finance lease payables)	(886)	(1,005)
Financial assets (short-term deposits and short-term investments)	14,003	67,264
Financial assets (finance lease receivables)	1,185	1,330
Variable rate instruments
Financial assets (cash and short-term deposits)	9,561	9,844
Total interest earning financial and interest bearing financial liabilities	$ (36,161)	$ (16,993)